Expense Example, No Redemption - Global Allocation	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	680	976	1,294	2,191	213	681	1,175	2,346	163	528	918	2,010	112	373	654	1,456	92	311	547	1,226	92	311	547	1,226